New U.S. GAAP Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
Sociedad Minera Cerro Verde S.A.A.
New U.S. GAAP Accounting Pronouncements [Line Items]
New USGAAP Accounting Pronouncements

26.   New U.S. GAAP Accounting Pronouncements

The new accounting pronouncements applicable to the Company are detailed below:

Accounting Standards Update 2025 01 — Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220 40): Clarifying the Effective Date

The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027.

Following the issuance of Update 2024-03, the Board was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in Update 2024-03 in an interim reporting period, rather than in an annual reporting period.

Accounting Standards Update 2025 06 — Intangibles—Goodwill and Other—Internal Use Software (Subtopic 350 40): Targeted Improvements to the Accounting for Internal Use Software

The Board is issuing this Update to modernize the accounting for software costs that are accounted for under Subtopic 350-40, Intangibles—Goodwill and Other—Internal-Use Software (referred to as “internal-use software”).

The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period.

The amendments in this Update permit an entity to apply the new guidance using any of the following transition approaches:

1.A prospective transition approach

2.A modified transition approach that is based on the status of the project and whether software costs were capitalized before the date of adoption

3.A retrospective transition approach.

Under a prospective transition approach, an entity should apply the amendments in this Update to new software costs incurred as of the beginning of the period of adoption for all projects, including in-process projects.